S000075026 [Member] N-1A Cover	Nov. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SMEAD FUNDS TRUST
Entity Central Index Key	0001614370
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Prospectus Date	Mar. 30, 2026